Equity Method Investment in the Joint Venture - Summarized Financial Information of the Joint Venture (Detail) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Net revenue	$ 1,651,367	$ 1,623,453	$ 309,587	$ 3,281,729	$ 3,298,843
Cost of operations (exclusive of depreciation and amortization)	658,181	664,993	133,688	1,354,655	1,407,893
Customer postage	115,594	127,962	26,132	238,618	274,397
Net income (loss)	$ 71,785	$ 125,946	$ (83,592)	176,670	192,442
Current assets				980,463	901,712
Long-term assets				5,223,675	5,299,215
Current liabilities				889,783	969,495
Long-term liabilities				$ 6,219,141	$ 6,297,612